                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21374

                         PIMCO Floating Rate Income Fund
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               (Exact name of registrant as specified in charter)

                 1345 Avenue of the Americas, New York, NY 10105
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               (Address of principal executive offices) (Zip code)

                  Allianz Global Investors Fund Management LLC
                 1345 Avenue of the Americas, New York, NY 10105
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3000

Date of fiscal year end: July 31

Date of reporting period: July 1, 2005 - June 30, 2006

Item 1. Proxy Voting Record

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PIMCO Floating Rate Income Fund
Form N-PX Proxy Voting Record-Item 1
7/1/05-6/30/06
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                                                       SECURITY
                                 EXCHANGE               HOLDER
                                  TICKER   CUSIP OR    MEETING
      SECURITY ISSUER NAME        SYMBOL     ISIN        DATE                   MATTER VOTED ON
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   NRG ENERGY INC***TENDER***       N/A    629377AS1      N/A   Consent to the proposed amendments in the Indenture
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 LA QUINTA / MEDITRUST**TENDER**    N/A    58501TAJ7      N/A   Consent to the proposed amendments in the Indenture
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         DYNEGY 2ND LIEN            N/A    26816LAH5      N/A   Consent to the proposed amendments in the Indenture
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         DOBSON COMM FRN            N/A    256067AF6      N/A   Consent to the proposed amendments in the Indenture
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         QWEST SERVICES             N/A    74913RAH4      N/A     Consent to the proposed amendments to Indenture
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         NRG ENERGY INC             NA     629377AS1      NA            Consent to the proposed amendments
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         SUPERIOR ESSEX             N/A    86815WAD5      N/A   Consent to the proposed amendments in the Indenture
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                                                                               VOTE CAST
                                      PROPOSAL BY                 VOTING        "FOR" OR
                                       ISSUER OR                RESULT: FOR,    "AGAINST"
                                        SECURITY      VOTE        AGAINST,     MANAGEMENT
      SECURITY ISSUER NAME               HOLDER     CAST(Y/N)     ABSTAIN      OR "ABSTAIN"
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   NRG ENERGY INC***TENDER***            Issuer         Y           For           For
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 LA QUINTA / MEDITRUST**TENDER**         Issuer         Y           For           For
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         DYNEGY 2ND LIEN                 Issuer         Y           For           For
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         DOBSON COMM FRN                 Issuer         Y           For           For
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         QWEST SERVICES                  Issuer         Y           For           For
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         NRG ENERGY INC                  Issuer         Y           For           For
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         SUPERIOR ESSEX                  Issuer         Y           For           For
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PIMCO Floating Rate Income Fund

By (Signature and Title)* /s/ Thomas J. Fuccillo
                          ------------------------------------------------------
                          Thomas J. Fuccillo, Secretary

Date   August 28, 2006